20. Mileage program (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Mileage Program Details Narrative
Mileage program, Current	R$ 765,114	R$ 781,707
Mileage program, Noncurrent	R$ 188,204	R$ 219,325